Income Taxes - Additional Information (Detail) AUD in Millions, $ in Millions			3 Months Ended	12 Months Ended			48 Months Ended
	Nov. 04, 2013 USD ($)	Nov. 04, 2013 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 AUD	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Tax Credit Carryforward [Line Items]
Recognized tax deduction				$ 63.0	AUD 85.5
Contribution to AICF				62.8		$ 113.0	$ 411.4	AUD 427.4
Foreign tax credit carry-forwards				112.4		107.0	112.4
Income taxes payable, current				4.8		1.8	4.8
Income tax paid, net of refunds				57.8
Undistributed certain domestic subsidiary earnings				200.0			200.0
Total amount of unrecognized tax benefits				0.7		4.9	0.7		$ 0.5	$ 1.5
Interest and penalties recognized income tax expense				$ 0.3		$ 0.3
Period for the amount of unrecognized tax benefits increase or decrease				Next twelve months	Next twelve months
Australia [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards				$ 17.3			17.3
Foreign Tax Credit Carry-Forwards [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards				$ 112.4			$ 112.4
Percentage of valuation allowance against loss carry-forwards				100.00%			100.00%
Europe [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards				$ 6.8			$ 6.8
Tax loss carry-forwards available to offset future taxable income not subject to expiration				4.2			4.2
Reversal of valuation allowance				(4.2)
Operating loss carry-forwards subject to expiration				$ 2.6			$ 2.6
RCI [Member]
Tax Credit Carryforward [Line Items]
Aggregate refund amended assessment			$ 396.3
Income tax benefit from RCI's successful appeal	$ 15.4	AUD 17.3